SHARE-BASED COMPENSATION (Details Narrative) - USD ($)										12 Months Ended
	May 16, 2024	Mar. 09, 2024	Feb. 22, 2024	Oct. 03, 2023	Oct. 02, 2023	Aug. 03, 2023	Aug. 02, 2023	May 31, 2023	Jun. 28, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jul. 01, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Issued for Services		61,276
Stock Issued During Period, Value, Issued for Services											$ 218,304
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number										15,032
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price										$ 0.10	$ 0.10
Stock Issued During Period, Shares, New Issues	2,445,415		20,000
Stock Issued During Period, Value, New Issues			$ 99,020							$ 5,600,000	$ 2,027,574
Share Price	$ 2.29		$ 4.95
Share-Based Payment Arrangement, Noncash Expense										1,319,840	349,396	$ 170,883
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Payment Arrangement, Noncash Expense										$ 44,000	$ 131,092	$ 170,883
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, New Issues					220,000
Stock Issued During Period, Value, New Issues					$ 886,820
Share Price					$ 4.03
Consultant [Member] | Acquisition Consulting Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Issued for Services								50,000			50,000
Stock Issued During Period, Value, Issued for Services											$ 174,904
Consultant [Member] | Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock Issued During Period, Shares, Issued for Services							7,000				7,000
Stock Issued During Period, Value, Issued for Services											$ 43,400
Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number									2,244				2,960
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 0.10
Two Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number				3,061		1,875
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.10		$ 0.10